UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21386

DREYFUS PREMIER MANAGER FUNDS 1
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/07

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR Form will be filed for this series, as appropriate.

DREYFUS PREMIER MANAGER FUNDS I

- BEAR STEARNS PRIME MONEY MARKET FUND
- DREYFUS PREMIER ALPHA GROWTH FUND
- DREYFUS PREMIER INTRINSIC VALUE FUND
- DREYFUS PREMIER S&P STARS FUND
- DREYFUS PREMIER S&P STARS OPPORTUNITY FUND

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Bear Stearns Prime Money Market Fund
December 31, 2007 (Unaudited)

Negotiable Bank Certificates of Deposit--16.8%	Principal Amount ($)	Value ($)

Banca Monte dei Paschi di Siena SpA (London)
5.09%, 2/22/08	50,000,000	50,000,710
Bank of Scotland PLC (Yankee)
4.75%, 5/2/08	35,000,000	34,993,337
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
4.77%, 4/30/08	40,000,000	40,000,000
Mizuho Corporate Bank (Yankee)
4.87%, 1/2/08	25,000,000	25,000,000
Natixis (Yankee)
4.77%, 5/2/08	25,000,000	25,000,000
Toronto Dominion Bank (Yankee)
4.75%, 4/15/08	15,000,000	15,000,000
Total Negotiable Bank Certificates of Deposit
(cost $189,994,047)		189,994,047
Commercial Paper--20.6%

Atlantic Asset Securitization LLC
5.53%, 3/14/08	30,000,000 a	29,668,458
Barclays U.S. Funding Corp.
5.16%, 2/19/08	50,000,000	49,654,958
Daimler Chrysler Revolving Auto Conduit LLC
4.96%, 2/6/08	25,000,000	24,877,500
DnB NOR Bank ASA
4.74%, 3/31/08	25,000,000	24,709,375
Fairway Finance Company LLC
4.93%, 1/25/08	25,000,000 a	24,918,667
FCAR Owner Trust, Ser. I
5.08%, 2/21/08	40,000,000	39,716,667
Skandinaviska Enskilda Banken AB
5.16%, 4/11/08	40,000,000	39,435,522
Total Commercial Paper
(cost $232,981,147)		232,981,147
Corporate Notes--23.6%

Commonwealth Bank of Australia
4.92%, 1/25/08	40,000,000 b	40,000,000
Rabobank Nederland
4.85%, 2/15/08	50,000,000 b	50,000,000
Royal Bank of Scotland PLC
4.94%, 12/21/07	40,000,000 b	40,000,000
Societe Generale
5.23%, 1/3/08	45,000,000 b	45,000,000
Svenska Handelsbanken
4.92%, 1/23/08	50,000,000 b	50,000,000
Wells Fargo & Co.
5.28%, 1/3/08	40,000,000 b	40,000,000
Total Corporate Notes
(cost $265,000,000)		265,000,000

Promissory Note--3.5%

Goldman Sachs Group Inc.
5.07%, 6/17/08
(cost $40,000,000)	40,000,000 [c]	40,000,000
Time Deposits--14.4%

Branch Banking & Trust Co. (Grand Cayman)
0.75%, 1/2/08	50,000,000	50,000,000
Key Bank U.S.A., N.A. (Grand Cayman)
0.50%, 1/2/08	18,000,000	18,000,000
Manufacturers & Traders Trust Company (Grand Cayman)
0.25%, 1/2/08	50,000,000	50,000,000
U.S. Bank NA (Grand Cayman)
2.00%, 1/2/08	45,000,000	45,000,000
Total Time Deposits
(cost $163,000,000)		163,000,000
Repurchase Agreements--21.2%

Banc of America Securities LLC
4.65%, dated 12/31/07, due 1/2/08 in the amount of
$40,010,333 (fully collateralized by $39,523,021
Corporate Bonds, 6.50%-7.50%, due 1/15/09-8/1/13,
value $42,000,001)	40,000,000	40,000,000
Credit Suisse (USA) Inc.
4.65%, dated 12/31/07, due 1/2/08 in the amount of
$40,010,333 (fully collateralized by $38,664,470
Corporate Bonds, 4.90%-8%, due 5/16/08-8/10/22, value
$41,202,385)	40,000,000	40,000,000
Deutsche Bank Securities
4.62%, dated 12/31/07, due 1/2/08 in the amount of
$40,010,267 (fully collateralized by $44,091,659
Corporate Bonds, 4.82%-7%, due 4/17/30-12/11/49,
value $41,200,000)	40,000,000	40,000,000
HSBC USA Inc
4.60%, dated 12/31/07, due 1/2/08 in the amount of
$40,010,222 (fully collateralized by $44,413,000
Corporate Bonds, 4.50%-7.46%, due 2/20/09-5/15/47,
value $42,001,951)	40,000,000	40,000,000
Merrill Lynch & Co. Inc.
4.65%, dated 12/31/07, due 1/2/08 in the amount of
$40,010,333 (fully collateralized by $42,182,000
Corporate Bonds, 5.40%-6.25%, due 9/15/11-3/1/16,
value $41,200,001)	40,000,000	40,000,000
UBS Securities LLC
4.60%, dated 12/31/07, due 1/2/08 in the amount of
$40,010,222 (fully collateralized by $44,595,000
Corporate Bonds, 6.30%-6.90%, due 5/10/17-7/15/17,
value $41,202,204)	40,000,000	40,000,000
Total Repurchase Agreements
(cost $240,000,000)		240,000,000
Total Investments (cost $1,130,975,194)	100.1%	1,130,975,194
Liabilities, Less Cash and Receivables	(.1%)	(1,135,870)
Net Assets	100.0%	1,129,839,324

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to $54,587,125 or 4.8% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	This note was acquired for investment, and not with the intent to distribute or sell. Security restricted as to public resale. This security was acquired on 9/21/07 at a cost of $40,000,000. At December 31, 2007, the aggregate value of this security was $40,000,000 representing 3.5% of net assets and is valued at amortized cost.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Alpha Growth Fund
December 31, 2007 (Unaudited)

Common Stocks--100.0%	Shares	Value ($)

Consumer Discretionary--17.4%
Big Lots	390,100 a	6,237,699
Coach	160,100 a	4,895,858
Crocs	20,900 a	769,329
Dailmer	182,038	17,408,294
Darden Restaurants	120,500	3,339,055
Guess?	68,400	2,591,676
J.C. Penney	163,200	7,179,168
McGraw-Hill Cos.	383,319	16,793,205
Newell Rubbermaid	633,100	16,384,628
Snap-On	31,600	1,524,384
Starwood Hotels & Resorts
Worldwide	324,100	14,270,123
Time Warner	396,488	6,546,017
Walt Disney	599,000	19,335,720
		117,275,156
Consumer Staples--4.6%
ConAgra Foods	272,000	6,470,880
Safeway	158,876	5,435,148
Walgreen	498,900	18,998,112
		30,904,140
Energy--10.4%
ENSCO International	213,679	12,739,542
Murphy Oil	81,200	6,889,008
Noble	237,900	13,443,729
Smith International	397,312	29,341,491
Transocean	54,126 a	7,748,137
		70,161,907
Financial--6.8%
American International Group	289,000	16,848,700
Charles Schwab	467,345	11,940,665
Lehman Brothers Holdings	71,022	4,647,680
Merrill Lynch & Co.	233,143	12,515,116
		45,952,161
Health Care--18.1%
Baxter International	360,500	20,927,025
Bristol-Myers Squibb	803,200	21,300,864
Celgene	35,800 a	1,654,318
Express Scripts	105,500 a	7,701,500
Forest Laboratories	76,497 a	2,788,316
Genzyme	26,000 a	1,935,440
Medtronic	318,700	16,021,049
Novo Nordisk, ADR	160,756	10,426,634
Pfizer	263,400	5,987,082
Schering-Plough	552,400	14,715,936
St. Jude Medical	242,400 a	9,851,136
UnitedHealth Group	137,800	8,019,960
		121,329,260
Industrial--11.2%
Boeing	127,200	11,124,912
Cameron International	119,800 a	5,765,974
Hubbell, Cl. B	11,700	603,720
Lockheed Martin	71,000	7,473,460
Manitowoc	154,400	7,539,352
Manpower	260,900	14,845,210

Precision Castparts	176,641	24,500,107
Sara Lee	94,900	1,524,094
Union Pacific	17,600	2,210,912
		75,587,741
Information Technology--24.6%
Agilent Technologies	117,200 a	4,305,928
Apple	104,879 a	20,774,432
Applied Materials	739,906	13,140,731
Automatic Data Processing	411,400	18,319,642
BMC Software	296,600 a	10,570,824
CA	116,400	2,904,180
Cognizant Technology Solutions,
Cl. A	489,044 a	16,598,153
Google, Cl. A	3,800 a	2,627,624
Hewlett-Packard	495,425	25,009,054
MEMC Electronic Materials	226,200 a	20,016,438
Microsoft	465,034	16,555,210
Seagate Technology	221,900	5,658,450
Sun Microsystems	248,700 a	4,508,931
Symantec	228,457 a	3,687,296
		164,676,893
Materials--3.7%
BHP Billiton, ADR	37,900	2,654,516
International Paper	160,400	5,193,752
Monsanto	145,800	16,284,402
Vulcan Materials	9,400	743,446
		24,876,116
Systems Software--1.0%
Adobe Systems	60,000 a	2,563,800
Cisco Systems	163,305 a	4,420,666
		6,984,466
Telecommunication Services--2.2%
NII Holdings	51,100 a	2,469,152
Qwest Communications International	1,795,300	12,585,053
		15,054,205
Total Common Stocks
(cost $659,009,612)		672,802,045

Other Investment--.8%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,046,000)	5,046,000 [b]	5,046,000

Total Investments (cost $664,055,612)	100.8%	677,848,045
Liabilities, Less Cash and Receivables	(.8%)	(5,616,412)
Net Assets	100.0%	672,231,633

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Intrinsic Value Fund
December 31, 2007 (Unaudited)

Common Stocks--100.1%	Shares	Value ($)

Banking--18.6%
Bank of America	162,095	6,688,040
Citigroup	211,533	6,227,531
U.S. Bancorp	94,400	2,996,256
Wachovia	161,300	6,134,239
Wells Fargo & Co.	133,800	4,039,422
		26,085,488
Consumer Discretionary--15.1%
Centex	19,200 a	484,992
D.R. Horton	60,800 a	800,736
Gap	117,600	2,502,528
Home Depot	249,400	6,718,836
KB Home	47,300 a	1,021,680
McGraw-Hill	41,500	1,818,115
Pulte Homes	34,100 a	359,414
Time Warner	37,000	610,870
TJX Cos.	153,300	4,404,309
Viacom, Cl. B	58,200 b	2,556,144
		21,277,624
Consumer Staples--9.6%
Coca-Cola	34,500	2,117,265
Procter & Gamble	50,100	3,678,342
Wal-Mart Stores	160,900	7,647,577
		13,443,184
Financial--16.9%
American International Group	115,600	6,739,480
BB & T	86,800	2,662,156
Countrywide Financial	263,400 a	2,354,796
Fifth Third Bancorp	81,700	2,053,121
Genworth Financial, Cl. A	29,800	758,410
JPMorgan Chase & Co.	68,100	2,972,565
Morgan Stanley	75,200	3,993,872
XL Capital, Cl. A	44,700	2,248,857
		23,783,257
Health Care--11.6%
Johnson & Johnson	106,500	7,103,550
Pfizer	106,300	2,416,199
Teva Pharmaceutical Industries,
ADR	55,200	2,565,696
UnitedHealth Group	72,700	4,231,140
		16,316,585
Industrial--6.8%
3M	28,700	2,419,984
General Electric	191,300	7,091,491
		9,511,475
Information Technology--19.6%

Dell	186,000 b	4,558,860
Hewlett-Packard	88,600	4,472,528
International Business Machines	60,200	6,507,620
Microsoft	208,500	7,422,600
Nokia, ADR	76,600	2,940,674
Texas Instruments	55,600	1,857,040
		27,759,322
Telecommunication Services--1.9%
Sprint Nextel	199,700	2,622,061
Total Common Stocks
(cost $132,382,173)		140,798,996

Investment of Cash Collateral for
Securities Loaned--2.9%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $4,042,816)	4,042,816 [c]	4,042,816

Total Investments (cost $136,424,989)	103.0%	144,841,812
Liabilities, Less Cash and Receivables	(3.0%)	(4,242,938)
Net Assets	100.0%	140,598,874

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At December 31, 2007, the total market value of the fund's securities on loan is $3,951,540 and the total market value of the collateral held by the fund is $4,042,816.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier S&P Stars Fund
December 31, 2007 (Unaudited)

Common Stocks--97.4%	Shares	Value ($)

Consumer Discretionary--15.2%
Abercrombie & Fitch, Cl. A	310,000 a	24,790,700
American Eagle Outfitters	1,000,000 a	20,770,000
Denny's	5,650,000 a,b,c	21,187,500
Kohl's	430,000 b	19,694,000
News, Cl. A	1,070,000	21,924,300
Nordstrom	620,000 a	22,772,600
Staples	1,010,000	23,300,700
		154,439,800
Consumer Staples--2.7%
Procter & Gamble	380,000	27,899,600
Energy--7.3%
Devon Energy	260,000 a	23,116,600
Noble	440,000	24,864,400
XTO Energy	520,000 a	26,707,200
		74,688,200
Financial--8.7%
Affiliated Managers Group	210,000 a,b	24,666,600
American International Group	350,000	20,405,000
Moody's	490,000 a	17,493,000
T. Rowe Price Group	430,000 a	26,178,400
		88,743,000
Health Care--19.4%
Abbott Laboratories	400,000	22,460,000
Bristol-Myers Squibb	733,200	19,444,464
Cell Genesys	1,500,000 a,b	3,450,000
Cephalon	290,000 a,b	20,810,400
Genentech	300,000 a,b	20,121,000
Genzyme	360,000 b	26,798,400
Gilead Sciences	570,000 b	26,225,700
McKesson	390,000	25,548,900
Regeneron Pharmaceuticals	300,000 b	7,245,000
WellPoint	290,000 b	25,441,700
		197,545,564
Industrial--9.1%
Allegheny Technologies	230,000 a	19,872,000
Cummins	200,000 a	25,474,000
General Electric	650,000	24,095,500
United Technologies	300,000	22,962,000
		92,403,500
Information Technology--21.6%
Applied Materials	1,000,000 a	17,760,000
Arris Group	2,100,000 a,b	20,958,000
ASML Holding (NY Shares)	711,111 a,b	22,250,663
Cymer	545,000 a,b	21,216,850
eBay	740,000 b	24,560,600
EMC	1,000,000 a,b	18,530,000
Google, Cl. A	33,000 b	22,818,840
Intel	810,000	21,594,600
Oracle	1,300,000 b	29,354,000
ValueClick	960,000 a,b	21,024,000
		220,067,553
Technology--11.2%
Apple	135,000 b	26,740,800

Cisco Systems	810,000 a,b	21,926,700
NETGEAR	560,000 a,b	19,975,200
Seagate Technology	830,000	21,165,000
Western Digital	790,000 b	23,865,900
		113,673,600
Telecommunication Services--2.2%
AT & T	550,000	22,858,000
Total Common Stocks
(cost $883,332,509)		992,318,817

Other Investment--1.9%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $19,527,000)	19,527,000 [d]	19,527,000

Investment of Cash Collateral for
Securities Loaned--11.7%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $119,296,430)	119,296,430 [d]	119,296,430

Total Investments (cost $1,022,155,939)	111.0%	1,131,142,247
Liabilities, Less Cash and Receivables	(11.0%)	(112,269,743)
Net Assets	100.0%	1,018,872,504

a	All or a portion of these securities are on loan. At December 31, 2007, the total market value of the fund's securities on loan is $114,028,231 and the total market value of the collateral held by the fund is $119,296,430.
b	Non-income producing security.
c	Investment in non-controlled affiliates (cost $24,722,276).
d	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF SECURITIES SOLD SHORT
December 31, 2007 (Unaudited)

Common Stocks--2.2%	Shares	Value ($)

USG
(Proceeds $ 22,240,802)	615,000 a	22,010,850

a	Non-income producing security.

STATEMENT OF INVESTMENTS
Dreyfus Premier S&P Stars Opportunities Fund
December 31, 2007 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)

Consumer Discretionary--14.3%
Abercrombie & Fitch, Cl. A	82,000	6,557,540
American Eagle Outfitters	250,500	5,202,885
Best Buy	61,500 a	3,237,975
Burger King Holdings	255,500 a	7,284,305
Career Education	201,500 a,b	5,065,710
Coach	95,000 a,b	2,905,100
Goodrich	90,000	6,354,900
PetSmart	206,500 a	4,858,945
Quiksilver	362,000 b	3,105,960
		44,573,320
Consumer Staples--.7%
Estee Lauder Cos., Cl. A	50,000	2,180,500
Energy--12.3%
Alpha Natural Resources	255,500 a,b	8,298,640
Consol Energy	131,000	9,369,120
ENSCO International	91,500 a	5,455,230
Superior Energy Services	159,000 b	5,472,780
Williams Cos.	136,000 a	4,866,080
XTO Energy	100,000	5,136,000
		38,597,850
Financial--4.1%
Affiliated Managers Group	51,000 a,b	5,990,460
Eaton Vance	150,000 a	6,811,500
		12,801,960
Health Care--12.3%
Celgene	100,000 a,b	4,621,000
Cephalon	82,000 a,b	5,884,320
Coventry Health Care	92,000 a,b	5,451,000
Gilead Sciences	110,000 b	5,061,100
Hologic	150,000 b	10,296,000
Mindray Medical International, ADR	100,000	4,297,000
Vertex Pharmaceuticals	123,500 a,b	2,868,905
		38,479,325
Industrial--15.9%
C.H. Robinson Worldwide	102,500	5,547,300
Continental Airlines, Cl. B	184,000 a,b	4,094,000
Fastenal	140,000 a	5,658,800
Harsco	117,500	7,528,225
Jacobs Engineering Group	100,000	9,561,000
Manitowoc	229,000	11,182,070
W.W. Grainger	71,000	6,213,920
		49,785,315
Information Technology--25.0%
Amdocs	141,000 b	4,860,270
Arris Group	340,000 a,b	3,393,200
Citrix Systems	163,500 b	6,214,635
Emulex	285,000 b	4,651,200
FactSet Research Systems	100,000 a	5,570,000
Global Payments	120,500	5,605,660
Harris	124,500	7,803,660
Ingram Micro, Cl. A	343,000 b	6,187,720
NETGEAR	175,000 b	6,242,250
Nice Systems, ADR	154,000 b	5,285,280
QLogic	205,000 b	2,911,000
Satyam Computer Services, ADR	218,000 a	5,824,960

Shanda Interactive Entertainment,
ADR	160,000 b	5,334,400
Western Digital	281,000 b	8,489,010
		78,373,245
Materials--9.9%
Airgas	128,000	6,670,080
AK Steel Holding	200,000 a,b	9,248,000
Carpenter Technology	85,000	6,389,450
FMC	159,500	8,700,725
		31,008,255
Telecommunication Services--1.3%
Citizens Communications	307,000 a	3,908,110
Utilities--3.1%
AES	220,000 b	4,705,800
Questar	92,000	4,977,200
		9,683,000
Total Common Stocks
(cost $253,412,224)		309,390,880
	Principal
Short-Term Investments--.4%	Amount ($)	Value ($)

U.S. Treasury Bills
3.84%, 1/3/08
(cost $1,299,723)	1,300,000	1,299,909

Other Investment--.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,450,000)	2,450,000 [c]	2,450,000

Investment of Cash Collateral for
Securities Loaned--17.2%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $53,785,730)	53,785,730 [c]	53,785,730

Total Investments (cost $310,947,677)	117.3%	366,926,519
Liabilities, Less Cash and Receivables	(17.3%)	(54,150,696)
Net Assets	100.0%	312,775,823

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At December 31, 2007, the total market value of the fund's securities on loan is $51,926,169 and the total market value of the collateral held by the fund is $53,785,730.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Manager Funds I

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)